UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06502

Name of Fund:  BlackRock MuniYield Florida Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield Florida Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield Florida Fund

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
California - 0.5%    $   1,000   Golden State Tobacco Securitization Corporation of California, Tobacco
                                 Settlement Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047           $     1,030


District of              1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT,
Columbia - 0.5%                  Series A, 5.25% due 10/01/2032 (f)                                                         1,028


Florida - 131.5%         2,100   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (b)                        2,199

                         1,505   Arbor Greene Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds, 5% due 5/01/2019                                                          1,555

                         2,420   Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027 (b)                         2,520

                         2,000   Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                 Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032 (o)                   2,090

                         2,870   Broward County, Florida, Airport System Revenue Bonds, AMT, Series I, 5.75% due
                                 10/01/2018 (b)                                                                             3,060

                         2,750   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                                 Southeastern University), 5% due 4/01/2031 (c)                                             2,830

                         1,000   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova
                                 Southeastern University), Series B, 5.625% due 4/01/2034                                   1,032

                         1,750   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2023 (m)               1,830

                         2,060   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2026 (m)               2,143

                         2,425   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (m)               2,508

                         2,240   Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                                 Hospital), 6.25% due 8/15/2023                                                             2,396

                         2,850   Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                                 Hospital), 6.375% due 8/15/2032                                                            3,058

                           460   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT,
                                 6.50% due 10/01/2025                                                                         462

                         2,100   Collier County, Florida, School Board, COP, 5% due 2/15/2027 (j)                           2,181

                           945   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.40% due
                                 10/01/2021 (h)                                                                               955

                         1,630   Duval County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 5.85% due
                                 10/01/2027 (h)(m)                                                                          1,670


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Florida Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
S/F            Single-Family



BlackRock MuniYield Florida Fund


Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                          Face
                        Amount   Municipal Bonds                                                                         Value
Florida              $   1,800   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT,
(concluded)                      Series 3, 5.15% due 7/01/2038 (g)(h)                                                 $     1,807

                           440   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                                 Bonds, AMT, Series 4, 6.25% due 7/01/2022 (j)                                                455

                         1,580   Florida Municipal Loan Council Revenue Bonds, Series A-1, 5.125% due 7/01/2034 (m)         1,634

                         4,250   Florida Municipal Loan Council Revenue Bonds, Series B, 5.375% due 11/01/2030 (m)          4,440

                         2,500   Florida State Board of Education, GO (Public Education Capital Outlay), Series J,
                                 5% due 6/01/2031                                                                           2,574

                         1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility
                                 System), 5.125% due 10/01/2033 (b)                                                         1,033

                         4,500   Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement
                                 Bonds, Series A, 5.25% due 6/01/2026                                                       4,579

                         5,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (m)                          5,133

                         1,500   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                  1,516

                         1,055   Hillsborough County, Florida, Court Facilities Revenue Bonds, 5.40% due
                                 11/01/2012 (b)(n)                                                                          1,133

                         2,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                                 Company), AMT, Series A, 7.125% due 4/01/2030                                              2,662

                         3,750   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                                 Company), AMT, Series B, 7.125% due 4/01/2030                                              3,994

                         1,000   Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                                 Center Project), Series C, 5.50% due 7/01/2032                                             1,026

                         1,500   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (m)                      1,532

                         1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                                 Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (m)               1,059

                         1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), AMT, 5.50% due 10/01/2030 (a)                                          1,187

                         2,800   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                                 Solutions Project), AMT, 5.875% due 6/01/2031 (a)                                          3,008

                         1,500   Jacksonville, Florida, Economic Development Commission, Revenue Refunding Bonds
                                 (Anheuser Busch Company Project), AMT, Series B, 4.75% due 3/01/2047                       1,394

                         1,500   Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5.125% due 10/01/2032 (f)     1,554

                         2,315   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                                 Bonds, 5.25% due 10/01/2032 (f)                                                            2,417

                         3,145   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist
                                 Medical Center Project), 5% due 8/15/2037 (j)                                              3,235

                         3,800   Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (m)                      3,912

                         3,500   Lakeland, Florida, Hospital System Revenue Bonds (Lakeland Regional Health System),
                                 Series A, 5.50% due 11/15/2009 (m)(n)                                                      3,661

                         3,375   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (b)                       3,580

                            35   Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series A-1, 7.125% due 3/01/2028 (h)                                                          35

                         1,380   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell
                                 Point/Alliance Obligor Group), 5% due 11/15/2032                                           1,317

                         1,610   Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell
                                 Point/Alliance Obligor Group), 5.125% due 11/15/2036                                       1,550

                         3,000   Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5% due
                                 4/01/2032 (b)                                                                              3,099

                           105   Leon County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                 Series B, 7.30% due 1/01/2028 (g)(k)                                                         108

                           115   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1,
                                 6.25% due 11/01/2028 (k)                                                                     116

                         1,000   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (m)                 1,028

                         2,200   Marion County, Florida, Hospital District, Revenue Refunding Bonds (Monroe Regional
                                 Medical Center), 5% due 10/01/2029                                                         2,197

                         1,350   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                                 Memorial Medical Center), Series A, 5.75% due 11/15/2012 (n)                               1,472

                         3,535   Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                                 Memorial Medical Center), Series A, 5.875% due 11/15/2012 (n)                              3,877

                         3,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (b)               3,175

                         2,435   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due
                                 10/01/2033 (j)                                                                             2,461

                         4,300   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                                 Series A, 6% due 10/01/2029 (f)                                                            4,554

                         9,060   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT,
                                 Series A, 5% due 10/01/2033 (f)                                                            9,174

                         1,750   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
                                 (University of Miami), Series A, 5.75% due 4/01/2010 (b)(n)                                1,852

                         4,750   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                                 Series B, 5% due 7/01/2033 (f)                                                             4,884

                         1,800   Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT,
                                 Series A, 5.55% due 10/01/2049 (g)(h)                                                      1,882

                           445   Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Refunding Bonds,
                                 AMT, Series A-1, 6.30% due 10/01/2020 (h)                                                    451

                             2   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds, DRIVERS, Series 208, 7.285% due 8/15/2017 (b)(q)                                        3

                         3,200   Miami-Dade County, Florida, School Board, COP, Series A, 5.50% due 10/01/2009 (j)(n)       3,315

                         2,500   Miami-Dade County, Florida, School Board, COP, Series B, 5% due 11/01/2031 (b)             2,576

                         2,800   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (m)     2,964

                         5,140   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                                 Regional Healthcare), 6% due 12/01/2012 (n)                                                5,647

                        10,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (m)(n)           10,898

                         1,600   Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (f)                  1,651

                         3,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                                 5% due 7/01/2030 (b)                                                                       3,087

                        10,185   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B,
                                 5% due 7/01/2035 (b)                                                                      10,452

                           860   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds,
                                 Series C, 5.25% due 10/01/2012 (n)                                                           916

                           140   Orlando, Florida, Utilities Commission, Water and Electric Revenue Refunding Bonds,
                                 Series C, 5.25% due 10/01/2023                                                               147

                         1,760   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due
                                 10/01/2027 (f)                                                                             1,862

                         5,000   Palm Beach County, Florida, Airport System Revenue Bonds, AMT, Series A, 5% due
                                 10/01/2034 (m)                                                                             5,085

                         3,390   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20%
                                 due 6/01/2015 (f)                                                                          4,101

                         6,000   Palm Beach County, Florida, School Board, COP, Series A, 6.25% due 8/01/2010 (f)(n)        6,466

                         1,000   Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2029 (f)              1,025

                         2,200   Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (j)              2,266

                         1,435   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (m)                   1,475

                           380   Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County
                                 Program), AMT, Series A-1, 6.30% due 9/01/2020 (h)                                           383

                           570   Pinellas County, Florida, HFA, S/F Housing Revenue Refunding Bonds (Multi-County
                                 Program), AMT, Series A-1, 6.35% due 9/01/2025 (h)                                           575

                         3,000   Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                                 System Inc.), 5.75% due 5/15/2013 (n)                                                      3,279

                         1,480   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (m)               1,526

                         4,385   Polk County, Florida, School Board COP, Master Lease, Series A, 5.50% due 1/01/2025 (j)    4,609

                         1,200   Port Everglades Authority, Florida, Port Revenue Bonds, 7.125% due 11/01/2016 (e)          1,370

                         1,215   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2025 (m)                    1,292

                         3,500   Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5% due
                                 9/01/2029 (m)                                                                              3,629

                         2,045   Reedy Creek, Florida, Improvement District, Utilities Revenue Bonds, Series 1,
                                 5% due 10/01/2025 (b)                                                                      2,127

                           900   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due
                                 10/01/2030 (j)                                                                               930

                         1,000   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due
                                 10/01/2035 (j)                                                                             1,032

                         2,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due
                                 10/01/2032 (b)                                                                             2,520

                         1,200   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due
                                 10/01/2034 (b)                                                                             1,259

                         1,015   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series B, 5.25% due
                                 10/01/2032 (b)                                                                             1,066

                         2,275   South Florida Water Management District, COP, 5% due 10/01/2036 (b)                        2,337

                         1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                                 Inc.), 5.80% due 10/01/2034                                                                1,028

                         1,150   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                                 Inc.), 6.375% due 10/01/2034                                                               1,235

                         2,190   Sumter County, Florida, Capital Improvement Revenue Bonds, 5% due 6/01/2026 (b)            2,275

                         3,500   Sumter County, Florida, Capital Improvement Revenue Bonds, 5% due 6/01/2030 (b)            3,618

                         5,000   Tampa Bay, Florida, Water Utility System Revenue Bonds, 5.75% due 10/01/2011 (f)(n)        5,368

                         3,235   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                                 due 10/01/2034 (f)                                                                         3,382

                         2,400   University of North Florida, Capital Improvement Revenue Bonds (Housing Project),
                                 5% due 11/01/2032 (f)                                                                      2,488

                         1,995   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.375% due 11/01/2034 (m)                                                        2,127

                         1,000   Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                 Series A, 5.125% due 11/01/2036 (m)                                                        1,039

                         5,040   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                                 due 10/01/2028 (m)                                                                         5,225

                         1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                                 Project), Series A, 5% due 6/01/2035 (d)                                                   1,032

                         5,000   Volusia County, Florida, School Board, COP (Master Lease Program), 5.50% due
                                 8/01/2024 (j)                                                                              5,201


Georgia - 1.7%           3,270   Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General
                                 Revenue Refunding Bonds, Series C, 5% due 1/01/2033 (j)                                    3,358


New Jersey - 3.6%        3,500   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                           3,634

                         1,735   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           1,847

                           505   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             528

                         1,000   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2013 (n)                                                                       1,158


Puerto Rico - 5.6%       1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026            1,052

                         1,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT, 5% due 7/01/2037     1,847

                         2,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                                 Series I, 5% due 7/01/2036                                                                 2,035

                         1,715   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (n)                                                          1,792

                         4,025   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 2/01/2012 (n)                                                          4,299

                                 Total Municipal Bonds (Cost - $274,240) - 143.4%                                         283,742



                                 Municipal Bonds Held in Trust (r)
Florida - 21.1%          5,000   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                                 Airport), AMT, Series A, 5% due 10/01/2040 (i)                                             5,070

                        16,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, 6.375%
                                 due 7/01/2010 (f)(n)                                                                      17,238

                         6,595   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                                 Bonds (Miami Children's Hospital), Series A, 5.625% due 8/15/2017 (b)                      7,084

                         1,180   Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2,
                                 5.25% due 2/01/2026 (f)                                                                    1,246

                         1,820   Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2,
                                 5.25% due 2/01/2031 (f)                                                                    1,923

                         8,500   South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due
                                 5/01/2032 (m)                                                                              9,208

                                 Total Municipal Bonds Held in Trust (Cost - $40,415) - 21.1%                              41,769



                        Shares
                          Held   Short-Term Securities
                         1,426   CMA Florida Municipal Money Fund, 3.03% (l)(p)                                             1,426

                                 Total Short-Term Securities (Cost - $1,426) - 0.7%                                         1,426

                                 Total Investments (Cost - $316,081*) - 165.2%                                            326,937
                                 Other Assets Less Liabilities - 0.4%                                                         753
                                 Liability for Trust Certificates, Including Interest Expense Payable - (10.0%)          (19,714)
                                 Preferred Shares, at Redemption Value - (55.6%)                                        (110,062)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Shares - 100.0%                                      $   197,914
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $       298,400
                                                    ===============
    Gross unrealized appreciation                   $        10,364
    Gross unrealized depreciation                           (1,375)
                                                    ---------------
    Net unrealized appreciation                     $         8,989
                                                    ===============

(a) ACA Insured.

(b) AMBAC Insured.

(c) Assured Guaranty Insured.

(d) CIFG Insured.

(e) Escrowed to maturity.

(f) FGIC Insured.

(g) FHLMC Collateralized.

(h) FNMA/GNMA Collateralized.

(i) XL Capital Insured.

(j) FSA Insured.

(k) GNMA Collateralized.

(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net             Dividend
    Affiliate                                   Activity           Income

    CMA Florida Municipal Money Fund            (6,033)           $     84


(m) MBIA Insured.

(n) Prerefunded.

(o) Radian Insured.

(p) Represents the current yield as of July 31, 2007.

(q) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(r) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

o Forward interest rate swaps outstanding as of July 31, 2007 were as follows:

                                                Notional        Unrealized
                                                 Amount        Appreciation

    Pay a fixed rate of 3.834% and receive
    a floating rate based on 1-Week Bond
    Market Association Rate

    Broker, JPMorgan Chase
    Expires August 2017                        $   12,500        $    65


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Florida Fund


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Florida Fund


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	-----------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Florida Fund


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield Florida Fund


Date: September 20, 2007